Offsets	Sep. 22, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Tortoise Energy Infrastructure Corp
Form or Filing Type	N-2
File Number	333-295680
Initial Filing Date	May 08, 2026
Fee Offset Claimed	$ 15,077.07
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Shares $0.001 par value per share
Unsold Securities Associated with Fee Offset Claimed | shares	2,318,434
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 109,175,057.06
Termination / Withdrawal Statement	In accordance with the Notes to Instruction 3.C.i. to Form N-2, this statement confirms that the offering of unsold Common Shares previously registered under the Registration Statement has terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Tortoise Energy Infrastructure Corp
Form or Filing Type	N-2
File Number	333-295680
Filing Date	May 20, 2026
Fee Paid with Fee Offset Source	$ 17,964.89
Offset Note	On May 8, 2026, the Registrant filed a Registration Statement (File No. 333-295680) to register an unspecified number of common shares and subscription rights to be offered on an immediate, continuous or delayed basis (the "Registration Statement"). The Registration Statement went automatically effective on May 8, 2026, and, in accordance with Rules 456(b) and 457(r) under the Securities Act, deferred payment of all registration fees. On May 20, 2026, the Registrant filed a prospectus supplement pursuant to Rule 424(b)(2) and registered Common Shares, $0.001 par value per share, with a proposed maximum aggregate offering price of $331,664,194.00, with respect to which the Registrant paid filing fees of $45,803.00. As of the time of this filing, Common Shares with a maximum aggregate offering price of $130,086,125 remain unsold from the Registration Statement. Pursuant to Rule 457(p) under the Securities Act, a filing fee credit of $17,964.89, the amount of the prior filing fee attributable to the unsold Common Shares under the Registration Statement, remains available to offset future registration fees, of which the Registrant has claimed $15,077.07 in connection with this filing. In accordance with the Notes to Instruction 3.C.i. to Form N-2, this statement confirms that the offering of unsold Common Shares previously registered under the Registration Statement has terminated.